Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Augustar® Variable Insurance Products Fund, Inc.
Entity Central Index Key	0000315754
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
AVIP Bond Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	AVIP Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Bond Portfolio (Class I)	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 263,503,513
Holdings Count | Holding	168
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 263,503,513
Total number of portfolio holdings	168
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036	1.4%
Blackstone Private Credit Fund 6.000%, 01/29/2032	1.3%
Bank of Nova Scotia / The 6.875%, 10/27/2085	1.2%
Prudential Financial, Inc. 4.500%, 09/15/2047	1.1%
Antares Holdings LP 2.750%, 01/15/2027	1.1%
Morgan Stanley 4.892%, 10/22/2036	1.1%
First Citizens BancShares, Inc. 5.600%, 09/05/2035	1.0%
BGC Group, Inc. 6.150%, 04/02/2030	1.0%
Antares Holdings LP 6.625%, 06/10/2031	1.0%
Fifth Third Bank N.A. 5.332%, 08/25/2033	0.9%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036	1.4%
Blackstone Private Credit Fund 6.000%, 01/29/2032	1.3%
Bank of Nova Scotia / The 6.875%, 10/27/2085	1.2%
Prudential Financial, Inc. 4.500%, 09/15/2047	1.1%
Antares Holdings LP 2.750%, 01/15/2027	1.1%
Morgan Stanley 4.892%, 10/22/2036	1.1%
First Citizens BancShares, Inc. 5.600%, 09/05/2035	1.0%
BGC Group, Inc. 6.150%, 04/02/2030	1.0%
Antares Holdings LP 6.625%, 06/10/2031	1.0%
Fifth Third Bank N.A. 5.332%, 08/25/2033	0.9%

AVIP Bond Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	AVIP Bond Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Bond Portfolio (Class II)	$ 107 (a)	8.81%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 107	[1]
Expense Ratio, Percent	8.81%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 263,503,513
Holdings Count | Holding	168
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 263,503,513
Total number of portfolio holdings	168
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036	1.4%
Blackstone Private Credit Fund 6.000%, 01/29/2032	1.3%
Bank of Nova Scotia / The 6.875%, 10/27/2085	1.2%
Prudential Financial, Inc. 4.500%, 09/15/2047	1.1%
Antares Holdings LP 2.750%, 01/15/2027	1.1%
Morgan Stanley 4.892%, 10/22/2036	1.1%
First Citizens BancShares, Inc. 5.600%, 09/05/2035	1.0%
BGC Group, Inc. 6.150%, 04/02/2030	1.0%
Antares Holdings LP 6.625%, 06/10/2031	1.0%
Fifth Third Bank N.A. 5.332%, 08/25/2033	0.9%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036	1.4%
Blackstone Private Credit Fund 6.000%, 01/29/2032	1.3%
Bank of Nova Scotia / The 6.875%, 10/27/2085	1.2%
Prudential Financial, Inc. 4.500%, 09/15/2047	1.1%
Antares Holdings LP 2.750%, 01/15/2027	1.1%
Morgan Stanley 4.892%, 10/22/2036	1.1%
First Citizens BancShares, Inc. 5.600%, 09/05/2035	1.0%
BGC Group, Inc. 6.150%, 04/02/2030	1.0%
Antares Holdings LP 6.625%, 06/10/2031	1.0%
Fifth Third Bank N.A. 5.332%, 08/25/2033	0.9%

AVIP BlackRock Balanced Allocation Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Balanced Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Balanced Allocation Portfolio (Class I)	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 357,013,348
Holdings Count | Holding	255
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 357,013,348
Total number of portfolio holdings	255
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.0%
Alphabet, Inc. Class A	2.9%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	2.1%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc. Class A	1.4%
Applied Materials, Inc.	1.3%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.0%
Alphabet, Inc. Class A	2.9%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	2.1%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc. Class A	1.4%
Applied Materials, Inc.	1.3%

AVIP BlackRock Balanced Allocation Portfolio - CLASS II
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Balanced Allocation Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Balanced Allocation Portfolio (Class II)	$ 105 (a)	8.64%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 105	[1]
Expense Ratio, Percent	8.64%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 357,013,348
Holdings Count | Holding	255
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 357,013,348
Total number of portfolio holdings	255
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.0%
Alphabet, Inc. Class A	2.9%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	2.1%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc. Class A	1.4%
Applied Materials, Inc.	1.3%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.0%
Alphabet, Inc. Class A	2.9%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	2.1%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc. Class A	1.4%
Applied Materials, Inc.	1.3%

AVIP BlackRock Advantage International Equity Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage International Equity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage International Equity Portfolio (Class I)	$ 47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 356,992,746
Holdings Count | Holding	339
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 356,992,746
Total number of portfolio holdings	339
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country
Weightings
Japan	23.6%
United Kingdom	14.3%
France	9.6%
Germany	9.3%
Switzerland	7.9%
Netherlands	7.0%
Australia	6.5%
Spain	5.1%
Italy	3.8%
Sweden	2.3%
Portfolio
Composition
Sector
Allocation

Largest Holdings [Text Block]	Top 10 Country Weightings
Japan	23.6%
United Kingdom	14.3%
France	9.6%
Germany	9.3%
Switzerland	7.9%
Netherlands	7.0%
Australia	6.5%
Spain	5.1%
Italy	3.8%
Sweden	2.3%

AVIP BlackRock Advantage International Equity Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage International Equity Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage International Equity Portfolio (Class II)	$ 110 (a)	8.90%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 110	[1]
Expense Ratio, Percent	8.90%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 356,992,746
Holdings Count | Holding	339
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 356,992,746
Total number of portfolio holdings	339
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country
Weightings
Japan	23.6%
United Kingdom	14.3%
France	9.6%
Germany	9.3%
Switzerland	7.9%
Netherlands	7.0%
Australia	6.5%
Spain	5.1%
Italy	3.8%
Sweden	2.3%
Portfolio
Composition
Sector
Allocation

Largest Holdings [Text Block]	Top 10 Country Weightings
Japan	23.6%
United Kingdom	14.3%
France	9.6%
Germany	9.3%
Switzerland	7.9%
Netherlands	7.0%
Australia	6.5%
Spain	5.1%
Italy	3.8%
Sweden	2.3%

AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Fidelity Institutional AM
®
Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Fidelity Institutional AM ® Equity Growth Portfolio (Class I)	$ 38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 247,215,726
Holdings Count | Holding	114
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 247,215,726
Total number of portfolio holdings	114
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	12.7%
Alphabet, Inc. Class A	11.9%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	5.1%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.5%
Micron Technology, Inc.	4.2%
Eli Lilly & Co.	3.9%
Meta Platforms, Inc. Class A	3.2%
Royalty Pharma PLC Class A	3.1%
Broadcom, Inc.	2.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	12.7%
Alphabet, Inc. Class A	11.9%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	5.1%
Amazon.com, Inc.	4.9%
Apple, Inc.	4.5%
Micron Technology, Inc.	4.2%
Eli Lilly & Co.	3.9%
Meta Platforms, Inc. Class A	3.2%
Royalty Pharma PLC Class A	3.1%
Broadcom, Inc.	2.8%

AVIP AB Small Cap Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	AVIP AB Small Cap Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Small Cap Portfolio (Class I)	$ 46	0.82%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%
Net Assets	$ 314,649,789
Holdings Count | Holding	529
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 314,649,789
Total number of portfolio holdings	529
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
BrightSpring Health Services, Inc.	1.2%
ESCO Technologies, Inc.	1.1%
Ultra Clean Holdings, Inc.	1.0%
Moog, Inc. Class A	1.0%
Glaukos Corp.	1.0%
Element Solutions, Inc.	0.9%
Chefs' Warehouse, Inc. / The	0.9%
Enpro, Inc.	0.9%
Everus Construction Group, Inc.	0.8%
FormFactor, Inc.	0.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
BrightSpring Health Services, Inc.	1.2%
ESCO Technologies, Inc.	1.1%
Ultra Clean Holdings, Inc.	1.0%
Moog, Inc. Class A	1.0%
Glaukos Corp.	1.0%
Element Solutions, Inc.	0.9%
Chefs' Warehouse, Inc. / The	0.9%
Enpro, Inc.	0.9%
Everus Construction Group, Inc.	0.8%
FormFactor, Inc.	0.8%

AVIP AB Mid Cap Core Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP AB Mid Cap Core Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Mid Cap Core Portfolio (Class I)	$ 49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
Net Assets	$ 106,605,248
Holdings Count | Holding	626
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 106,605,248
Total number of portfolio holdings	626
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
TechnipFMC PLC	0.9%
BrightSpring Health Services, Inc.	0.8%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.7%
BorgWarner, Inc.	0.6%
SiTime Corp.	0.6%
Sterling Infrastructure, Inc.	0.6%
F5, Inc.	0.6%
FormFactor, Inc.	0.6%
Reliance, Inc.	0.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
TechnipFMC PLC	0.9%
BrightSpring Health Services, Inc.	0.8%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.7%
BorgWarner, Inc.	0.6%
SiTime Corp.	0.6%
Sterling Infrastructure, Inc.	0.6%
F5, Inc.	0.6%
FormFactor, Inc.	0.6%
Reliance, Inc.	0.6%

AVIP AB Mid Cap Core Portfolio - CLASS II
Shareholder Report [Line Items]
Fund Name	AVIP AB Mid Cap Core Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Mid Cap Core Portfolio (Class II)	$ 110 (a)	8.81%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 110	[1]
Expense Ratio, Percent	8.81%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 106,605,248
Holdings Count | Holding	626
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 106,605,248
Total number of portfolio holdings	626
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
TechnipFMC PLC	0.9%
BrightSpring Health Services, Inc.	0.8%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.7%
BorgWarner, Inc.	0.6%
SiTime Corp.	0.6%
Sterling Infrastructure, Inc.	0.6%
F5, Inc.	0.6%
FormFactor, Inc.	0.6%
Reliance, Inc.	0.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
TechnipFMC PLC	0.9%
BrightSpring Health Services, Inc.	0.8%
Carpenter Technology Corp.	0.7%
U.S. Foods Holding Corp.	0.7%
BorgWarner, Inc.	0.6%
SiTime Corp.	0.6%
Sterling Infrastructure, Inc.	0.6%
F5, Inc.	0.6%
FormFactor, Inc.	0.6%
Reliance, Inc.	0.6%

AVIP S&P 500® Index Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP S&P 500® Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP S&P 500® Index Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P 500 ® Index Portfolio (Class I)	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 1,196,943,055
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,196,943,055
Total number of portfolio holdings	505
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

AVIP S&P 500® Index Portfolio - CLASS II
Shareholder Report [Line Items]
Fund Name	AVIP S&P 500® Index Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP S&P 500® Index Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P 500 ® Index Portfolio (Class II)	$ 102 (a)	8.42%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 102	[1]
Expense Ratio, Percent	8.42%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 1,196,943,055
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,196,943,055
Total number of portfolio holdings	505
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%
Tesla, Inc.	1.8%

AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Value Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Value Portfolio (Class I)	$ 41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Net Assets	$ 193,501,133
Holdings Count | Holding	206
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 193,501,133
Total number of portfolio holdings	206
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Amazon.com, Inc.	5.7%
Apple, Inc.	5.0%
Microsoft Corp.	4.1%
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc. Class B	2.4%
Bank of America Corp.	2.0%
Exxon Mobil Corp.	1.8%
Procter & Gamble Co. / The	1.6%
Intel Corp.	1.6%
Morgan Stanley	1.4%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Amazon.com, Inc.	5.7%
Apple, Inc.	5.0%
Microsoft Corp.	4.1%
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc. Class B	2.4%
Bank of America Corp.	2.0%
Exxon Mobil Corp.	1.8%
Procter & Gamble Co. / The	1.6%
Intel Corp.	1.6%
Morgan Stanley	1.4%

AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Value Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio
Expenses
-
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Value Portfolio (Class II)	$ 108 (a)	8.71%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 108	[1]
Expense Ratio, Percent	8.71%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 193,501,133
Holdings Count | Holding	206
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 193,501,133
Total number of portfolio holdings	206
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Amazon.com, Inc.	5.7%
Apple, Inc.	5.0%
Microsoft Corp.	4.1%
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc. Class B	2.4%
Bank of America Corp.	2.0%
Exxon Mobil Corp.	1.8%
Procter & Gamble Co. / The	1.6%
Intel Corp.	1.6%
Morgan Stanley	1.4%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Amazon.com, Inc.	5.7%
Apple, Inc.	5.0%
Microsoft Corp.	4.1%
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc. Class B	2.4%
Bank of America Corp.	2.0%
Exxon Mobil Corp.	1.8%
Procter & Gamble Co. / The	1.6%
Intel Corp.	1.6%
Morgan Stanley	1.4%

AVIP High Income Bond Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	AVIP High Income Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP High Income Bond Portfolio (Class I)	$ 44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 117,216,844
Holdings Count | Holding	194
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 117,216,844
Total number of portfolio holdings	194
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Ally Financial, Inc. 7.100%	1.7%
Citigroup, Inc. 6.500%	1.7%
Antares Holdings LP 6.625%, 06/10/2031	1.7%
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	1.7%
Apollo Debt Solutions BDC 6.550%, 03/15/2032	1.5%
Synchrony Financial 7.250%	1.4%
SLM Corp. 6.495%, 05/15/2032	1.3%
Blackstone Private Credit Fund 6.000%, 11/22/2034	1.2%
Oaktree Strategic Credit Fund 6.500%, 07/23/2029	1.1%
Valley National Bancorp 6.219%, 06/01/2036	1.1%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Ally Financial, Inc. 7.100%	1.7%
Citigroup, Inc. 6.500%	1.7%
Antares Holdings LP 6.625%, 06/10/2031	1.7%
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	1.7%
Apollo Debt Solutions BDC 6.550%, 03/15/2032	1.5%
Synchrony Financial 7.250%	1.4%
SLM Corp. 6.495%, 05/15/2032	1.3%
Blackstone Private Credit Fund 6.000%, 11/22/2034	1.2%
Oaktree Strategic Credit Fund 6.500%, 07/23/2029	1.1%
Valley National Bancorp 6.219%, 06/01/2036	1.1%

AVIP High Income Bond Portfolio - CLASS II
Shareholder Report [Line Items]
Fund Name	AVIP High Income Bond Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP High Income Bond Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP High Income Bond Portfolio (Class II)	$ 109 (a)	8.99%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 109	[1]
Expense Ratio, Percent	8.99%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 117,216,844
Holdings Count | Holding	194
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 117,216,844
Total number of portfolio holdings	194
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Ally Financial, Inc. 7.100%	1.7%
Citigroup, Inc. 6.500%	1.7%
Antares Holdings LP 6.625%, 06/10/2031	1.7%
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	1.7%
Apollo Debt Solutions BDC 6.550%, 03/15/2032	1.5%
Synchrony Financial 7.250%	1.4%
SLM Corp. 6.495%, 05/15/2032	1.3%
Blackstone Private Credit Fund 6.000%, 11/22/2034	1.2%
Oaktree Strategic Credit Fund 6.500%, 07/23/2029	1.1%
Valley National Bancorp 6.219%, 06/01/2036	1.1%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Ally Financial, Inc. 7.100%	1.7%
Citigroup, Inc. 6.500%	1.7%
Antares Holdings LP 6.625%, 06/10/2031	1.7%
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	1.7%
Apollo Debt Solutions BDC 6.550%, 03/15/2032	1.5%
Synchrony Financial 7.250%	1.4%
SLM Corp. 6.495%, 05/15/2032	1.3%
Blackstone Private Credit Fund 6.000%, 11/22/2034	1.2%
Oaktree Strategic Credit Fund 6.500%, 07/23/2029	1.1%
Valley National Bancorp 6.219%, 06/01/2036	1.1%

AVIP Nasdaq-100® Index Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Nasdaq-100® Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Nasdaq-100® Index Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Nasdaq-100 ® Index Portfolio (Class I)	$ 24	0.44%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%
Net Assets	$ 284,540,666
Holdings Count | Holding	102
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 284,540,666
Total number of portfolio holdings	102
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.7%
Apple, Inc.	6.7%
Micron Technology, Inc.	5.7%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.4%
Alphabet, Inc. Class A	3.3%
Intel Corp.	3.1%
Alphabet, Inc. Class C	3.0%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.7%
Apple, Inc.	6.7%
Micron Technology, Inc.	5.7%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.4%
Alphabet, Inc. Class A	3.3%
Intel Corp.	3.1%
Alphabet, Inc. Class C	3.0%

AVIP Nasdaq-100® Index Portfolio - CLASS II
Shareholder Report [Line Items]
Fund Name	AVIP Nasdaq-100® Index Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Nasdaq-100® Index Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Nasdaq-100 ® Index Portfolio (Class II)	$ 102 (a)	8.26%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 102	[1]
Expense Ratio, Percent	8.26%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 284,540,666
Holdings Count | Holding	102
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 284,540,666
Total number of portfolio holdings	102
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.7%
Apple, Inc.	6.7%
Micron Technology, Inc.	5.7%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.4%
Alphabet, Inc. Class A	3.3%
Intel Corp.	3.1%
Alphabet, Inc. Class C	3.0%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.7%
Apple, Inc.	6.7%
Micron Technology, Inc.	5.7%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	4.2%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.4%
Alphabet, Inc. Class A	3.3%
Intel Corp.	3.1%
Alphabet, Inc. Class C	3.0%

AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Core Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Core Portfolio (Class I)	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 333,573,681
Holdings Count | Holding	143
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 333,573,681
Total number of portfolio holdings	143
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.9%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.0%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	2.9%
Alphabet, Inc. Class C	2.8%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.0%
Applied Materials, Inc.	1.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.9%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.0%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	2.9%
Alphabet, Inc. Class C	2.8%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.0%
Applied Materials, Inc.	1.8%

AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Core Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Core Portfolio (Class II)	$ 106 (a)	8.71%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 106	[1]
Expense Ratio, Percent	8.71%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 333,573,681
Holdings Count | Holding	143
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 333,573,681
Total number of portfolio holdings	143
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.9%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.0%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	2.9%
Alphabet, Inc. Class C	2.8%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.0%
Applied Materials, Inc.	1.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.9%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.0%
Alphabet, Inc. Class A	3.7%
Broadcom, Inc.	2.9%
Alphabet, Inc. Class C	2.8%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. Class A	2.0%
Applied Materials, Inc.	1.8%

AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Small Cap Growth Portfolio (Class I)	$ 50	0.91%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Net Assets	$ 136,853,208
Holdings Count | Holding	600
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 136,853,208
Total number of portfolio holdings	600
Portfolio turnover rate	92%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Moog, Inc. Class A	0.8%
EnerSys	0.8%
MaxLinear, Inc.	0.7%
Argan, Inc.	0.7%
Plexus Corp.	0.7%
ESCO Technologies, Inc.	0.7%
Enova International, Inc.	0.7%
Kulicke & Soffa Industries, Inc.	0.6%
StoneX Group, Inc.	0.6%
Silicon Laboratories, Inc.	0.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Moog, Inc. Class A	0.8%
EnerSys	0.8%
MaxLinear, Inc.	0.7%
Argan, Inc.	0.7%
Plexus Corp.	0.7%
ESCO Technologies, Inc.	0.7%
Enova International, Inc.	0.7%
Kulicke & Soffa Industries, Inc.	0.6%
StoneX Group, Inc.	0.6%
Silicon Laboratories, Inc.	0.6%

AVIP S&P MidCap 400® Index Portfolio - Class I
Shareholder Report [Line Items]
Fund Name	AVIP S&P MidCap 400® Index Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP S&P MidCap 400 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio co
sts
for the la
s
t six m
on
ths?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 In vest ment	Costs paid as a percentage of a $10,000 investment (ann u alized)
AVIP S&P MidCap 400 ® Index Portfolio (Class I)	$ 22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 541,427,503
Holdings Count | Holding	404
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 541,427,503
Total number of portfolio holdings	404
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 20
2
6)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net as se
ts of the Portfolio.
Top 10 Holdings
Twilio, Inc. Class A	0.9%
Carpenter Technology Corp.	0.9%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Twilio, Inc. Class A	0.9%
Carpenter Technology Corp.	0.9%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

AVIP S&P MidCap 400® Index Portfolio - Class II
Shareholder Report [Line Items]
Fund Name	AVIP S&P MidCap 400® Index Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP S&P MidCap 400® Index Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P MidCap 400 ® Index Portfolio (Class II)	$ 106 (a)	8.48%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 106	[1]
Expense Ratio, Percent	8.48%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 541,427,503
Holdings Count | Holding	404
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 541,427,503
Total number of portfolio holdings	404
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the ne
t asse
ts of the Portfolio.
Top 10 Holdings
Twilio, Inc. Class A	0.9%
Carpenter Technology Corp.	0.9%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Twilio, Inc. Class A	0.9%
Carpenter Technology Corp.	0.9%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Growth Portfolio (Class I)	$ 37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 461,383,142
Holdings Count | Holding	93
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 461,383,142
Total number of portfolio holdings	93
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	10.5%
Apple, Inc.	10.0%
Microsoft Corp.	7.1%
Broadcom, Inc.	5.7%
Amazon.com, Inc.	4.9%
Alphabet, Inc. Class A	3.9%
Advanced Micro Devices, Inc.	3.7%
Alphabet, Inc. Class C	3.4%
Meta Platforms, Inc. Class A	3.3%
Tesla, Inc.	3.2%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	10.5%
Apple, Inc.	10.0%
Microsoft Corp.	7.1%
Broadcom, Inc.	5.7%
Amazon.com, Inc.	4.9%
Alphabet, Inc. Class A	3.9%
Advanced Micro Devices, Inc.	3.7%
Alphabet, Inc. Class C	3.4%
Meta Platforms, Inc. Class A	3.3%
Tesla, Inc.	3.2%

AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Growth Portfolio (Class II)	$ 105 (a)	8.71%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 105	[1]
Expense Ratio, Percent	8.71%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 461,383,142
Holdings Count | Holding	93
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 461,383,142
Total number of portfolio holdings	93
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	10.5%
Apple, Inc.	10.0%
Microsoft Corp.	7.1%
Broadcom, Inc.	5.7%
Amazon.com, Inc.	4.9%
Alphabet, Inc. Class A	3.9%
Advanced Micro Devices, Inc.	3.7%
Alphabet, Inc. Class C	3.4%
Meta Platforms, Inc. Class A	3.3%
Tesla, Inc.	3.2%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	10.5%
Apple, Inc.	10.0%
Microsoft Corp.	7.1%
Broadcom, Inc.	5.7%
Amazon.com, Inc.	4.9%
Alphabet, Inc. Class A	3.9%
Advanced Micro Devices, Inc.	3.7%
Alphabet, Inc. Class C	3.4%
Meta Platforms, Inc. Class A	3.3%
Tesla, Inc.	3.2%

AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Dynamic Risk Balanced Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Dynamic Risk Balanced Portfolio (Class I)	$ 43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 1,489,932,173
Holdings Count | Holding	135
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,489,932,173
Total number of portfolio holdings	135
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Vanguard S&P 500 ETF	25.3%
iShares Core S&P 500 ETF	22.0%
Vanguard Intermediate-Term Corporate Bond ETF	7.1%
Vanguard Total Stock Market ETF	6.6%
iShares Core S&P Total U.S. Stock Market ETF	6.4%
iShares MBS ETF	3.1%
Invesco QQQ Trust Series 1 ETF	2.4%
U.S. Treasury Bond 4.625%, 02/15/2055	1.7%
U.S. Treasury Bond 4.750%, 05/15/2055	1.2%
U.S. Treasury Bond 3.250%, 05/15/2042	1.1%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Vanguard S&P 500 ETF	25.3%
iShares Core S&P 500 ETF	22.0%
Vanguard Intermediate-Term Corporate Bond ETF	7.1%
Vanguard Total Stock Market ETF	6.6%
iShares Core S&P Total U.S. Stock Market ETF	6.4%
iShares MBS ETF	3.1%
Invesco QQQ Trust Series 1 ETF	2.4%
U.S. Treasury Bond 4.625%, 02/15/2055	1.7%
U.S. Treasury Bond 4.750%, 05/15/2055	1.2%
U.S. Treasury Bond 3.250%, 05/15/2042	1.1%

AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Dynamic Risk Balanced Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Dynamic Risk Balanced Portfolio (Class II)	$ 109 (a)	8.94%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 109	[1]
Expense Ratio, Percent	8.94%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 1,489,932,173
Holdings Count | Holding	135
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,489,932,173
Total number of portfolio holdings	135
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Vanguard S&P 500 ETF	25.3%
iShares Core S&P 500 ETF	22.0%
Vanguard Intermediate-Term Corporate Bond ETF	7.1%
Vanguard Total Stock Market ETF	6.6%
iShares Core S&P Total U.S. Stock Market ETF	6.4%
iShares MBS ETF	3.1%
Invesco QQQ Trust Series 1 ETF	2.4%
U.S. Treasury Bond 4.625%, 02/15/2055	1.7%
U.S. Treasury Bond 4.750%, 05/15/2055	1.2%
U.S. Treasury Bond 3.250%, 05/15/2042	1.1%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Vanguard S&P 500 ETF	25.3%
iShares Core S&P 500 ETF	22.0%
Vanguard Intermediate-Term Corporate Bond ETF	7.1%
Vanguard Total Stock Market ETF	6.6%
iShares Core S&P Total U.S. Stock Market ETF	6.4%
iShares MBS ETF	3.1%
Invesco QQQ Trust Series 1 ETF	2.4%
U.S. Treasury Bond 4.625%, 02/15/2055	1.7%
U.S. Treasury Bond 4.750%, 05/15/2055	1.2%
U.S. Treasury Bond 3.250%, 05/15/2042	1.1%

AVIP Core Plus Bond Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Core Plus Bond Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Core Plus Bond Portfolio (Class I)	$ 29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 502,418,047
Holdings Count | Holding	606
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 502,418,047
Total number of portfolio holdings	606
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
U.S. Treasury Note 4.125%, 03/31/2032	6.1%
U.S. Treasury Bond 4.250%, 08/15/2054	2.5%
Palmer Square CLO 2023-3A AR TSFR3M + 122, 01/20/2039	1.5%
Madison Park Funding LXI Ltd. 2023-61A AR TSFR3M + 122, 01/20/2039	1.5%
Diameter Capital CLO 4 Ltd. 2022-4A ARR TSFR3M + 123, 01/15/2039	1.5%
AB BSL CLO 7 Ltd. 2025-7A A1 TSFR3M + 123, 01/15/2039	1.5%
Pikes Peak CLO 2026-22A A1 TSFR3M + 119, 04/20/2039	1.5%
Regatta XVI Funding Ltd. 2019-2A A1R2 TSFR3M + 119, 04/15/2039	1.5%
MidOcean Credit CLO XIII Ltd. 2023-13A AR1 TSFR3M + 120, 01/21/2039	1.5%
ARES Loan Funding I Ltd. 2021-ALFA AR TSFR3M + 117, 04/15/2039	1.5%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
U.S. Treasury Note 4.125%, 03/31/2032	6.1%
U.S. Treasury Bond 4.250%, 08/15/2054	2.5%
Palmer Square CLO 2023-3A AR TSFR3M + 122, 01/20/2039	1.5%
Madison Park Funding LXI Ltd. 2023-61A AR TSFR3M + 122, 01/20/2039	1.5%
Diameter Capital CLO 4 Ltd. 2022-4A ARR TSFR3M + 123, 01/15/2039	1.5%
AB BSL CLO 7 Ltd. 2025-7A A1 TSFR3M + 123, 01/15/2039	1.5%
Pikes Peak CLO 2026-22A A1 TSFR3M + 119, 04/20/2039	1.5%
Regatta XVI Funding Ltd. 2019-2A A1R2 TSFR3M + 119, 04/15/2039	1.5%
MidOcean Credit CLO XIII Ltd. 2023-13A AR1 TSFR3M + 120, 01/21/2039	1.5%
ARES Loan Funding I Ltd. 2021-ALFA AR TSFR3M + 117, 04/15/2039	1.5%

AVIP Core Plus Bond Portfolio - CLASS II
Shareholder Report [Line Items]
Fund Name	AVIP Core Plus Bond Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Core Plus Bond Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Core Plus Bond Portfolio (Class II)	$ 107 (a)	8.80%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 107	[1]
Expense Ratio, Percent	8.80%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 502,418,047
Holdings Count | Holding	606
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 502,418,047
Total number of portfolio holdings	606
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
U.S. Treasury Note 4.125%, 03/31/2032	6.1%
U.S. Treasury Bond 4.250%, 08/15/2054	2.5%
Palmer Square CLO 2023-3A AR TSFR3M + 122, 01/20/2039	1.5%
Madison Park Funding LXI Ltd. 2023-61A AR TSFR3M + 122, 01/20/2039	1.5%
Diameter Capital CLO 4 Ltd. 2022-4A ARR TSFR3M + 123, 01/15/2039	1.5%
AB BSL CLO 7 Ltd. 2025-7A A1 TSFR3M + 123, 01/15/2039	1.5%
Pikes Peak CLO 2026-22A A1 TSFR3M + 119, 04/20/2039	1.5%
Regatta XVI Funding Ltd. 2019-2A A1R2 TSFR3M + 119, 04/15/2039	1.5%
MidOcean Credit CLO XIII Ltd. 2023-13A AR1 TSFR3M + 120, 01/21/2039	1.5%
ARES Loan Funding I Ltd. 2021-ALFA AR TSFR3M + 117, 04/15/2039	1.5%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
U.S. Treasury Note 4.125%, 03/31/2032	6.1%
U.S. Treasury Bond 4.250%, 08/15/2054	2.5%
Palmer Square CLO 2023-3A AR TSFR3M + 122, 01/20/2039	1.5%
Madison Park Funding LXI Ltd. 2023-61A AR TSFR3M + 122, 01/20/2039	1.5%
Diameter Capital CLO 4 Ltd. 2022-4A ARR TSFR3M + 123, 01/15/2039	1.5%
AB BSL CLO 7 Ltd. 2025-7A A1 TSFR3M + 123, 01/15/2039	1.5%
Pikes Peak CLO 2026-22A A1 TSFR3M + 119, 04/20/2039	1.5%
Regatta XVI Funding Ltd. 2019-2A A1R2 TSFR3M + 119, 04/15/2039	1.5%
MidOcean Credit CLO XIII Ltd. 2023-13A AR1 TSFR3M + 120, 01/21/2039	1.5%
ARES Loan Funding I Ltd. 2021-ALFA AR TSFR3M + 117, 04/15/2039	1.5%

AVIP Intech U.S. Low Volatility Portfolio - Class I [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Intech U.S. Low Volatility Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Intech U.S. Low Volatility Portfolio (Class I)	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 525,134,055
Holdings Count | Holding	185
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 525,134,055
Total number of portfolio holdings	185
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.1%
Apple, Inc.	6.1%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.9%
Alphabet, Inc. Class A	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc. Class C	2.1%
Meta Platforms, Inc. Class A	1.3%
Consolidated Edison, Inc.	1.1%
Micron Technology, Inc.	1.1%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.1%
Apple, Inc.	6.1%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.9%
Alphabet, Inc. Class A	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc. Class C	2.1%
Meta Platforms, Inc. Class A	1.3%
Consolidated Edison, Inc.	1.1%
Micron Technology, Inc.	1.1%

AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member]
Shareholder Report [Line Items]
Fund Name	AVIP Intech U.S. Low Volatility Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of May 18, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Intech U.S. Low Volatility Portfolio (Class II)	$ 105 (a)	8.79%
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 105	[1]
Expense Ratio, Percent	8.79%
Expenses Short Period Footnote [Text Block]
(a)	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.

Performance Inception Date	May 18, 2026
Net Assets	$ 525,134,055
Holdings Count | Holding	185
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 525,134,055
Total number of portfolio holdings	185
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.1%
Apple, Inc.	6.1%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.9%
Alphabet, Inc. Class A	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc. Class C	2.1%
Meta Platforms, Inc. Class A	1.3%
Consolidated Edison, Inc.	1.1%
Micron Technology, Inc.	1.1%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.1%
Apple, Inc.	6.1%
Microsoft Corp.	3.8%
Amazon.com, Inc.	2.9%
Alphabet, Inc. Class A	2.6%
Broadcom, Inc.	2.4%
Alphabet, Inc. Class C	2.1%
Meta Platforms, Inc. Class A	1.3%
Consolidated Edison, Inc.	1.1%
Micron Technology, Inc.	1.1%

AVIP AB Relative Value Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP AB Relative Value Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Relative Value Portfolio (Class I)	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 129,155,913
Holdings Count | Holding	79
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 129,155,913
Total number of portfolio holdings	79
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Berkshire Hathaway, Inc. Class B	4.1%
RTX Corp.	3.9%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	3.5%
Philip Morris International, Inc.	3.2%
Alphabet, Inc. Class C	3.1%
Cisco Systems, Inc.	3.1%
UnitedHealth Group, Inc.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.4%
Amazon.com, Inc.	2.1%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Berkshire Hathaway, Inc. Class B	4.1%
RTX Corp.	3.9%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	3.5%
Philip Morris International, Inc.	3.2%
Alphabet, Inc. Class C	3.1%
Cisco Systems, Inc.	3.1%
UnitedHealth Group, Inc.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.4%
Amazon.com, Inc.	2.1%

AVIP Constellation Managed Risk Balanced Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Balanced Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Balanced Portfolio (Class I)	$ 30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 487,704,469
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 487,704,469
Total number of portfolio holdings	17
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core U.S. Aggregate Bond ETF	36.0%
iShares Core S&P 500 ETF	26.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.6%
Vanguard S&P 500 ETF	5.4%
Invesco QQQ Trust Series 1 ETF	4.8%
iShares Core MSCI EAFE ETF	4.3%
Vanguard Total Stock Market ETF	4.2%
iShares Core S&P Mid-Cap ETF	3.2%
State Street SPDR Portfolio S&P 500 Value ETF	2.7%
iShares Russell 1000 ETF	1.9%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
iShares Core U.S. Aggregate Bond ETF	36.0%
iShares Core S&P 500 ETF	26.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.6%
Vanguard S&P 500 ETF	5.4%
Invesco QQQ Trust Series 1 ETF	4.8%
iShares Core MSCI EAFE ETF	4.3%
Vanguard Total Stock Market ETF	4.2%
iShares Core S&P Mid-Cap ETF	3.2%
State Street SPDR Portfolio S&P 500 Value ETF	2.7%
iShares Russell 1000 ETF	1.9%

AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Moderate Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Moderate Growth Portfolio (Class I)	$ 30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 1,207,565,566
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,207,565,566
Total number of portfolio holdings	16
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	28.1%
iShares Core U.S. Aggregate Bond ETF	25.5%
Vanguard S&P 500 ETF	18.4%
Vanguard Total Bond Market ETF	6.7%
Vanguard Total Stock Market ETF	5.9%
iShares Core S&P Total U.S. Stock Market ETF	5.8%
Invesco QQQ Trust Series 1 ETF	2.8%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 1000 ETF	1.6%
State Street SPDR Portfolio S&P 500 Value ETF	1.3%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
iShares Core S&P 500 ETF	28.1%
iShares Core U.S. Aggregate Bond ETF	25.5%
Vanguard S&P 500 ETF	18.4%
Vanguard Total Bond Market ETF	6.7%
Vanguard Total Stock Market ETF	5.9%
iShares Core S&P Total U.S. Stock Market ETF	5.8%
Invesco QQQ Trust Series 1 ETF	2.8%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 1000 ETF	1.6%
State Street SPDR Portfolio S&P 500 Value ETF	1.3%

AVIP Constellation Managed Risk Growth Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Growth Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Growth Portfolio (Class I)	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 414,824,918
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 414,824,918
Total number of portfolio holdings	14
Portfolio turnover rate	0%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	36.0%
iShares Core U.S. Aggregate Bond ETF	17.8%
Invesco QQQ Trust Series 1 ETF	8.9%
Vanguard Total Stock Market ETF	6.7%
iShares Core MSCI EAFE ETF	6.5%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard S&P 500 ETF	4.2%
State Street SPDR Portfolio S&P 500 Value ETF	3.4%
iShares Russell 1000 ETF	3.1%
iShares Core S&P Total U.S. Stock Market ETF	2.7%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
iShares Core S&P 500 ETF	36.0%
iShares Core U.S. Aggregate Bond ETF	17.8%
Invesco QQQ Trust Series 1 ETF	8.9%
Vanguard Total Stock Market ETF	6.7%
iShares Core MSCI EAFE ETF	6.5%
iShares Core S&P Mid-Cap ETF	4.7%
Vanguard S&P 500 ETF	4.2%
State Street SPDR Portfolio S&P 500 Value ETF	3.4%
iShares Russell 1000 ETF	3.1%
iShares Core S&P Total U.S. Stock Market ETF	2.7%

AVIP Moderately Conservative Model Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Moderately Conservative Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderately Conservative Model Portfolio (Class I)	$ 25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 155,400,965
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 155,400,965
Total number of portfolio holdings	17
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
PIMCO Total Return Institutional	17.1%
AVIP Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
DFA International Core Equity Portfolio Institutional	3.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
PIMCO Total Return Institutional	17.1%
AVIP Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
DFA International Core Equity Portfolio Institutional	3.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%

AVIP Balanced Model Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Balanced Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio atwww.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Balanced Model Portfolio (Class I)	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 670,663,815
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 670,663,815
Total number of portfolio holdings	19
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP High Income Bond Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP High Income Bond Portfolio	4.0%

AVIP Moderate Growth Model Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Moderate Growth Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio atwww.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderate Growth Model Portfolio (Class I)	$ 22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 1,386,692,641
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 1,386,692,641
Total number of portfolio holdings	19
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
DFA International Core Equity Portfolio Institutional	7.0%
PIMCO Total Return Institutional	7.0%
AVIP Core Plus Bond Portfolio	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
DFA International Core Equity Portfolio Institutional	7.0%
PIMCO Total Return Institutional	7.0%
AVIP Core Plus Bond Portfolio	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%

AVIP Growth Model Portfolio - CLASS I
Shareholder Report [Line Items]
Fund Name	AVIP Growth Model Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com. You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Growth Model Portfolio (Class I)	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 358,840,212
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Portfolio Statistics (As of June 30, 2026)
The following table outlines key Portfolio statistics that you should pay attention to.
Net assets	$ 358,840,212
Total number of portfolio holdings	19
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings (As of June 30, 2026)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	18.9%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.1%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
DFA Emerging Markets Portfolio Institutional	3.0%
AVIP AB Small Cap Portfolio	3.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	18.9%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.1%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
DFA Emerging Markets Portfolio Institutional	3.0%
AVIP AB Small Cap Portfolio	3.0%

[1]	Based on operations for the period from May 18, 2026 (inception) to June 30, 2026. Expenses for the full reporting period would be higher.